 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Government Markets Income Trust - MGF

Report of the calendar month ending November 30, 2002:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
11/25/02	Shares of beneficial interest	14,000	6.7776	7.49	Merrill Lynch
11/26/02	Shares of beneficial interest	25,000	6.70	7.51	Merrill Lynch
11/27/02	Shares of beneficial interest	14,000	6.7396	7.48	Merrill Lynch

Total Shares Repurchased: 53,000

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management